Filed with the Securities and Exchange Commission on August 25, 2015

Securities Act of 1933 File No. 333-168569

Investment Company Act of 1940 File No. 811-22447

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No. __ [ ]

Post-Effective Amendment No. 85 [X]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

Amendment No. 86 [X]

(Check Appropriate Box or Boxes)

EQUINOX FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

17605 Wright Street

Suite 2

Omaha, Nebraska 68130

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (302) 791-1851

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

Copies to:

John M. Ford, Esq.

Pepper Hamilton LLP

3000 Two Logan Square

Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)

[_] on (date) pursuant to paragraph (b)

[_] 60 days after filing pursuant to paragraph (a)(1)

[_] on (date) pursuant to paragraph (a)(1)

[_] 75 days after filing pursuant to paragraph (a)(2)

[_] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Equinox Funds Trust

Equinox Chesapeake Strategy Fund

Equinox Aspect Core Diversified Strategy Fund

This Post-Effective Amendment No. 85 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 83 to the Trust’s Registration Statement filed with the Securities and Exchange Commission pursuant to Rule 485(b) under the Securities Act of 1933, as amended, on August 5, 2015 (SEC Accession No. 0001193125-15-278844).

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 85 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 85 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Princeton, State of New Jersey on the 25th day of August, 2015.

EQUINOX FUNDS TRUST

By: /s/ Robert J. Enck

Robert J. Enck, President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

/s/ David P. DeMuth	Trustee	August 25, 2015
David P. DeMuth

/s/ Kevin R. Green	Trustee	August 25, 2015
Kevin R. Green

/s/ Jay Moorin	Trustee	August 25, 2015
Jay Moorin

/s/ Robert J. Enck	Trustee, President and Principal Executive Officer	August 25, 2015
Robert J. Enck

/s/ Vance J. Sanders	Treasurer and Principal Financial Officer	August 25, 2015
Vance J. Sanders

* By: /s/ Robert J. Enck

Robert J. Enck

Attorney-in-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase